Changes in liabilities arising from financing activities	12 Months Ended
Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Changes in liabilities arising from financing activities
33 Changes in liabilities arising from financing activities

Changes in liabilities arising from financing activities
	2017		Cash Flows			Non cash changes				2018
		Effect of change in accounting policy	Additions	Redemptions / Disposals	Acquisitions	Amor-tisation	Other	Changesin FV	Foreign exchange movement
Debt securities in issue	96,086	740	152,543	–131,170		85		–53	1,521	119,751
Subordinated Loans	15,968	241	1,859	–4,646		13		–73	362	13,724
Total Liabilities fromfinancing activities	112,054	981	154,402	–135,816		98		–126	1,883	133,475
	2016									2017
Debt securities in issue	103,234		95,458	–96,837		132	–40	–915	–4,946	96,086
Subordinated Loans	17,223		2,331	–2,343		46		–94	–1,195	15,968
Total Liabilities from financing activities	120,457		97,789	–99,180		178	–40	–1,009	–6,141	112,054